SHARE CAPITAL - Additional Information (Details)				1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2019 USD ($) shares	Jul. 09, 2019 USD ($)	Mar. 05, 2019 USD ($) $ / shares	Jul. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees					$ 238,000
At-the-Market Offering Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	23,000,000
Percentage of sale Of Stock		10.00%
Gross Proceeds From Issuing of Shares	$ 17,250,000	$ 25,000,000
Share price.	0.75%
Percentage of Commision Paid On Gross Proceeds	5.00%
Proceeds from issuing shares	$ 15,939,000
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable						3 months
Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Expiry duration						10 years
Plan 2016 [Member]
Disclosure of classes of share capital [line items]
Duration in which options will cease to be exercisable						90 days
Plan 2016 [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)						10.00%
Expiry duration						5 years
Percentage limit an employee can own of outstanding shares						5.00%
Ordinary shares [member] | Omnibus Plan [Member] | Maximum
Disclosure of classes of share capital [line items]
Outstanding common stock (as a percentage)						10.00%
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						0
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants, grants in period, exercise price | $ / shares			$ 1.317
Warrants issued			9,749,727	9,343,750
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees						$ 1,174,000	$ 710,000